Financial Instruments And Risk Management - Non Derivative Financial Instruments (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Non Derivative Financial Instruments
Borrowings excluding short term debt	CAD 13,443.0	CAD 16,157.0
Partnership liability	CAD 483.0
East Tank Farm Development | Fort McKay First Nation and the Mikisew Cree First Nation
Non Derivative Financial Instruments
Percentage of ownership interest acquired	49
Fixed Term Notes
Non Derivative Financial Instruments
Borrowings excluding short term debt	CAD 12,168.0	15,063.0
Fair value of fixed term debt	CAD 14,700.0	CAD 17,500.0